CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)	$ 6,900			46,901		139
Prepayments and other current assets, allowance for doubtful accounts related to other current assets (in CNY and dollars)	$ 651	4,140		60		60
Ordinary shares, par value (in US dollars per share)	$ 0.0000001		$ 0.0000001		$ 0.0000001
Ordinary shares, shares authorized	499,900,000,000	499,900,000,000	499,900,000,000	499,900,000,000	499,900,000,000	499,900,000,000
Ordinary shares, shares issued	110,766,600	110,766,600	110,766,600	110,766,600	110,766,600	110,766,600
Ordinary shares, shares outstanding	110,766,600	110,766,600	110,766,600	110,766,600	110,766,600	110,766,600